Note 2 - Going Concern (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 2 - Going Concern Details Narrative
Accumulated deficit	$ (21,621,137)	$ (20,731,928)	$ (19,550,447)
Current liabilities exceeded current assets (Working Capital)	1,241,013
Total liabilities exceeded its total assets	$ 1,144,297